SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Tables)	12 Months Ended
Dec. 31, 2024
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Schedule of Other Operating Expenses (Income)
	Year ended December 31,
	2024	2023	2022
Capital gain from disposal of property	$-	$(2,084)	$-
Income from arbitrations in Peru, net	(13,305)	(2,962)	-
Income from legal proceedings in the Philippines, net	-	(5,357)	-
Mergers and acquisitions related expenses	3,684	1,550	438
Indirect tax related expenses *)	3,349	-	-
Others, net	(479)	82	-
	$(6,751)	$(8,771)	$438

*) The Company recorded indirect tax-related expenses due to a change in projected revenue mix, which impacted the expected recoverability of an indirect tax asset, resulting in a write-off of the asset.

Reconciliation of Allowance for Doubtful Accounts
	Year ended December 31,
	2024	2023	2022
Income:

Interest on cash equivalents, short-term deposits and restricted cash	$4,350	$3,710	$980
Other	117	46	18

	4,467	3,756	998
Expenses:

Interest expenses	(501)	(232)	-
Exchange rate differences, net	(839)	(35)	(2,019)
Bank charges including guarantees	(1,578)	(1,581)	(1,752)
Revaluation of investment in a convertible debt	-	(1,401)	-
Other	(45)	(398)	(45)

	(2,963)	(3,647)	(3,816)

Total financial income (expenses), net	$1,504	$109	$(2,818)

Schedule of Earnings (Loss) Per Share
1.	Numerator:

	Year ended December 31,
	2024	2023	2022

Net income (losses) available to holders of ordinary shares	$24,849	$23,504	$(5,928)

2.	Denominator:

	Year ended December 31,
	2024	2023	2022

Weighted average number of shares	57,016,920	56,668,999	56,591,994
Add - stock options	-	3,538	-

Denominator for diluted earnings (losses) per share - adjusted weighted average shares assuming exercise of stock options	57,016,920	56,672,537	56,591,994